Convertible Debenture	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Convertible Debenture

11.	Convertible Debenture

On June 1, 2010, the Company issued a convertible debenture for total proceeds of $50,000 which bears interests at 8% per annum payable monthly, is unsecured and due one year from date of issuance. The unpaid amount of principal can be converted at any time at the holder’s option into shares of the Company’s common stock at a price of $0.20 per share. The Company has the option to repay principal and accrued interest before the due date with 30 days’ notice.

The fair value of the debt component of the convertible loan was estimated using discounted cash flow at 10% for equivalent debt without the conversion feature. The fair value of equity component was estimated to be a difference between the fair value of the debt and the face value of the instrument. The debt and equity components of the convertible loans were then measured using the residual value method and were initially recorded at $49,242 and $758 respectively.

On February 18, 2011 principal amount of $30,000 was repaid to the debt holder, with loss on early payment of $170 recorded as financing cost.

On June 1, 2011, the convertible debenture for total principal of $20,000 matured and renewed to June 1, 2012. The debenture bears interests at 8% per annum payable monthly and is unsecured. The unpaid amount of principal can be converted at any time at the holder’s option into shares of the Company’s common stock at a price of $0.20 per share.

The fair value of the debt component of the convertible loan was estimated using discounted cash flow at 10% for equivalent debt without the conversion feature. The fair value of equity component was estimated to be the fair value of the debt and the face value of the instrument. The debt and equity components of the convertible loans were then measured using the proportional or relative fair value method and were initially recorded at $19,695and $305 respectively.

As at April 30, 2012, interest of $243 has been amortized with the renewed debt component carried at amortized cost of $19,938. As at April 30, 2012, interest of $1,600 has been paid to the lender for the renewed debt.